Financial Income and Expenses - Schedule of Net Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Balances [Abstract]
Monetary variations	R$ (57)	R$ 35	R$ 1,675
Foreign exchange difference	378	(1,737)	3,356
Net on remeasurement of leases	(47,300)	(1,695)	(20,864)
Net on remeasurement of receivables from sale of farms	15,361	74,773	(53,459)
Realized profit (loss) from derivative financial instruments	(42,719)	57,959	47,924
Unrealized (loss) profit from Derivative financial instruments	R$ 63,718	R$ (82,600)	R$ 34,490